BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
BASIC AND DILUTED EARNINGS PER SHARE	BASIC AND DILUTED EARNINGS PER SHARE
Basic and diluted earnings per share (“EPS”) is calculated with reference to the weighted average number of common shares outstanding during the year. The following reflects the net income and share data used in the basic and diluted earnings per share calculation.

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $, except number of shares and per share data)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Net income attributable to Owners of Cool Company Ltd. / Predecessor's Parent - basic and diluted	98,142	174,729	85,742	15,038
Weighted average number of shares outstanding	53,703,827	53,689,683	40,451,470	1,010,000
Dilutive potential ordinary shares(1)	126,827	—	—	—
Weighted average number of shares, adjusted for dilution	53,830,654	53,689,683	40,451,470	1,010,000

Earnings per share:
–Basic	$1.83	$3.25	$2.12	$14.89
–Diluted	$1.82	$3.25	$2.12	$14.89

(1) For fiscal year 2023 and 2022, the effects of share options and RSUs (see Note 24) were excluded from the calculation of diluted EPS because the effect was anti-dilutive.